Income and Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		SFr 16,465	SFr 6,198	SFr 27,321	SFr 12,346
General and administrative expenses		6,265	4,797	10,959	8,840
Operating expenses		22,730	10,995	38,280	56,049
Personnel Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		3,306	1,898	5,042	3,021
General and administrative expenses		2,971	1,913	5,207	3,106
Operating expenses		6,277	3,811	10,249	6,127
Payroll
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		1,226	1,321	2,511	2,397
General and administrative expenses		1,752	1,269	3,298	2,365
Operating expenses		2,978	2,590	5,809	4,762
Share-based Compensation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		2,080	577	2,531	624
General and administrative expenses		1,219	644	1,909	741
Operating expenses		3,299	1,221	4,440	1,365
Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		13,159	4,300	22,279	9,325
General and administrative expenses		3,294	2,884	5,752	5,734
Operating expenses		16,453	7,184	28,031	49,922
External Service Providers
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		12,987	4,140	21,958	9,043
General and administrative expenses		2,242	2,360	4,058	3,871
Operating expenses		15,229	6,500	26,016	12,914
Other Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		108	102	202	168
General and administrative expenses		1,027	505	1,651	1,837
Operating expenses		1,135	607	1,853	2,005
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		26	28	51	56
General and administrative expenses		4	4	8	11
Operating expenses		30	32	59	67
Depreciation of Right-of-Use Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and development expenses		38	30	68	58
General and administrative expenses		21	15	35	15
Operating expenses		SFr 59	SFr 45	SFr 103	73
Merger and Listing Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Operating expenses	[1]				SFr 34,863

[1]	Merger and listing expense is presented separately from “research and development” and “general and administrative” expenses on the unaudited condensed consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.